WARRANTS - Broker warrants (Details) - shares		1 Months Ended	12 Months Ended
	Nov. 18, 2023	Feb. 18, 2021	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2022	Sep. 05, 2022	Nov. 18, 2020
WARRANTS
Number of shares issued on exercise of warrants						979,048
Broker warrants
WARRANTS
Number of warrants							177,434
Exercise of warrants (in shares)		160,548
Number of warrants outstanding			0	0	16,886
Expiry of warrants (in shares)	16,886		(16,886)
Share Capital
WARRANTS
Number of shares issued on exercise of warrants		160,548
Warrants issued upon public offering
WARRANTS
Number of shares issued on exercise of warrants		80,274
Warrants issued as part of convertible debt
WARRANTS
Number of warrants						979,048
Number of common share per unit				1
Number of warrants outstanding			979,048	979,048	979,048
Expiry of warrants (in shares)			0